Payables, other current liabilities and provisions - Disclosure of breakdown of trade and other payables (Details) - EUR (€) € in Thousands	Mar. 31, 2026	Dec. 31, 2025
Trade and other current payables [abstract]
Trade payables	€ 9,961	€ 23,388
Accrued invoices	19,553	14,159
Other	0	4
Trade payables and other current liabilities	€ 29,514	€ 37,552